Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2024
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2024	Dec 31, 2023
Interest income accrued	8,097	7,938
Prepaid expenses and other accrued revenues	48	56
Total	8,145	7,994